Note 16 - Segment Information (Details) - Segment Reporting (USD $) In Thousands, unless otherwise specified	3 Months Ended																								12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net interest income	$ 8,303		$ 8,208		$ 8,187		$ 8,782		$ 8,193		$ 7,930		$ 7,841		$ 8,421		$ 7,823		$ 7,867		$ 8,053		$ 8,912		$ 33,480	$ 32,385	$ 32,655
Provision expense	1,589	[1]	(682)	[1]	1,386	[1]	494	[1]	(198)	[2]	833	[2]	(189)	[2]	31	[2]	(1,440)	[3]	1,183	[3]	524	[3]	1,316	[3]	2,787	477	1,583
Noninterest income	1,657	[4]	2,106	[4]	1,912	[4]	4,118	[4]	1,039	[4]	1,574	[4]	1,965	[4]	3,940	[4]	1,356	[4]	1,674	[4]	1,974	[4]	3,479	[4]	9,793	8,518	8,483
Noninterest expense	7,757		7,244		6,997		7,295		6,790		7,320		7,317		7,948		8,290		6,957		7,162		7,332		29,293	29,375	29,741
Tax expense																									3,120	2,939	2,762
Net income	423		2,742		1,344		3,564		1,886		1,061		1,942		3,223		1,604		1,107		1,719		2,622		8,073	8,112	7,052
Assets	778,668								747,368								769,223								778,668	747,368	769,223
Banking [Member]
Segment Reporting Information [Line Items]
Net interest income																									30,172	29,141	29,445
Provision expense																									2,645	364	1,527
Noninterest income																									8,897	7,711	7,734
Noninterest expense																									26,806	26,914	27,384
Tax expense																									2,587	2,440	2,240
Net income																									7,031	7,134	6,028
Assets	764,510								732,905								754,490								764,510	732,905	754,490
Consumer Finance [Member]
Segment Reporting Information [Line Items]
Net interest income																									3,308	3,244	3,210
Provision expense																									142	113	56
Noninterest income																									896	807	749
Noninterest expense																									2,487	2,461	2,357
Tax expense																									533	499	522
Net income																									1,042	978	1,024
Assets	$ 14,158								$ 14,463								$ 14,733								$ 14,158	$ 14,463	$ 14,733

[1]	During the third quarter of 2014, the Company experienced negative provision expense that was primarily related to a decrease in specific allocations impacted by the improvement in collateral values of an impaired commercial real estate loan relationship. A re-appraisal of the commercial properties securing the loan identified asset appreciation, which resulted in a $524 reduction to the specific allocation related to the loan.
[2]	During most of 2013, the Company experienced minimal to negative provision expense as a result of lower general allocations of the allowance for loan losses.General allocations were impacted by improved economic trends that include: decreasing historical loan loss factor, lower delinquencies and lower classified/criticized assets.
[3]	During the fourth quarter of 2012, the Company experienced a large recovery of $1,250 on a previously charged-off commercial loan which lowered net charge-offs.The large decrease in net charge-offs contributed to a lower historical loan loss factor that created a lower level of general allocations within the allowance for loanlosses.
[4]	The Company's noninterest income was significantly impacted by seasonal tax refund processing fees. The Bank serves as a facilitator for the clearing of taxrefunds for a single tax refund product provider. The Bank processes electronic refund checks/deposits associated with taxpayer refunds, and will, in turn, receive a fee paid by the third-party tax refund product provider for each transaction processed. Due to the seasonal nature of tax refund transactions, the majority of income was recorded during the first quarter.